Commitments and Contingencies (Operating Leases of Lessee Disclosure) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments and Contingencies [Abstract]
Operating Lease Rental Payments: 2013	$ 1,024
Operating Leases, Future Minimum Payments, Due in Two Years	304
Operating Leases, Future Minimum Payments, Due in Three Years	132
Operating Leases, Future Minimum Payments, Due in Four Years	118
Operating Leases, Future Minimum Payments, Due in Five Years	61
Operating Leases, Future Minimum Payments Due	$ 1,639